UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:  811-22459

Global Equity Long/Short Master Fund

(Exact name of registrant as specified in charter)

301 West Barbee Chapel Road, Suite 200, Chapel Hill, NC 27517

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)

Mark Vannoy
Morgan Creek Capital Management, LLC
301 West Barbee Chapel Road
Chapel Hill, North Carolina 27517

Registrant’s telephone number, including area code:  (919) 933-4004

Date of fiscal year end:  March 31

Date of reporting period:  March 31, 2014

Item 1.  Report to Stockholders.

Global Equity Long/Short Master Fund

Annual Report to Stockholders
For the Year Ended March 31, 2014

Global Equity Long/Short Master Fund
(A Delaware Statutory Trust)

Report of Independent Registered Public Accounting Firm

The Board of Trustees and Shareholders of Global Equity Long/Short Master Fund

We have audited the accompanying statement of assets and liabilities of Global Equity Long/Short Master Fund (“the Fund”), including the schedule of investments, as of March 31, 2014, and the related statements of operations and cash flows for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of investments in portfolio funds, securities as of March 31, 2014, by correspondence with the custodian, management of the underlying investment portfolio funds and others or by other appropriate auditing procedures where replies were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Global Equity Long/Short Master Fund at March 31, 2014, the results of its operations and its cash flows for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

New York, New York
May 30, 2014

MORGAN CREEK CAPITAL MANAGEMENT, LLC | ANNUAL REPORT TO STOCKHOLDERS	1

Global Equity Long/Short Master Fund
(A Delaware Statutory Trust)

Statement of Assets and Liabilities
March 31, 2014 (in U.S. dollars)

Assets
Investments in Portfolio Funds, at fair value (cost of $33,958,256)	$48,357,120
Investments in Securities (cost of $12,930,102)	14,906,290
Cash and cash equivalents	3,564,667
Subscriptions to Portfolio Funds made in advance	5,000,000
Due from Portfolio Funds	1,265,561
Prepaid assets	22,747
Dividends receivable	6,235
Total assets	$73,122,620

Liabilities
Securities sold short (proceeds $2,499,926)	$2,487,084
Subscriptions received in advance	1,050,000
Accrued expenses and other liabilities	194,040
Redemptions payable	65,032
Due to Advisor	59,696
Management fees payable	40,699
Loan Payable	38,377
Due to Institutional Feeder Fund	31,422
Accrued interest payable	3,131
Total liabilities	3,969,481

Net assets	$69,153,139

Components of net assets:
Net capital	$62,689,084
Accumulated net investment loss	(9,265,899)
Accumulated net realized loss from investments	(657,940)
Net unrealized appreciation on investments	16,387,894
Net assets	$69,153,139

Net asset value per Share:
61,659.78 Shares issued and outstanding, unlimited Shares authorized	$1,121.53

The accompanying notes are an integral part of these financial statements and should be read in conjunction therewith.
MORGAN CREEK CAPITAL MANAGEMENT, LLC | ANNUAL REPORT TO STOCKHOLDERS	2

Global Equity Long/Short Master Fund
(A Delaware Statutory Trust)

Schedule of Investments
March 31, 2014 (in U.S. dollars)

Investments	Cost	Fair Value	Percent of Net Assets	Domicile	Liquidity1,2	Next Available Redemption Date3
Investments in Portfolio Funds
Asia
Glade Brook Private Investors LLC
1,400 shares – Series B	$1,400,000	$1,400,000	2.02%	Cayman Islands	0-5 Years	N/A
SR Global Fund Inc. – Japan Portfolio
16,944 shares – Class H	2,078,430	2,218,429	3.21	Cayman Islands	Monthly	4/30/2014
Teng Yue Partners Offshore Fund, L.P.
3,250 shares	3,250,000	5,200,116	7.52	Cayman Islands	Quarterly	9/30/2014
Tybourne Equity (Offshore) Fund
2,285 shares - Series A	2,285,067	2,759,222	3.99	Cayman Islands	Quarterly	6/30/2014
Total Asia	9,013,497	11,577,767	16.74

Energy & Natural Resources
Tiger Eye Fund, Ltd
2,428 shares - Class A	2,500,000	3,064,743	4.43	Cayman Islands	Quarterly	6/30/2014
Total Energy & Natural Resources	2,500,000	3,064,743	4.43

Financials
Samlyn Offshore, Ltd.
128 shares – Class S	127,861	127,861	0.19	Cayman Islands	0-5 Years	N/A
Total Financials	127,861	127,861	0.19

Global Long/Short
Falcon Edge Global, Ltd.
4,249 shares - Class B	4,250,000	5,373,508	7.77	Cayman Islands	Quarterly	6/30/2014
Glade Brook Global Offshore Fund, Ltd.
2,110 shares - Class FC-UR-2	2,053,295	2,687,239	3.89	Cayman Islands	Quarterly	6/30/2014
Hengistbury Fund Limited
14,201 shares - Class A	1,500,000	1,794,987	2.59	Cayman Islands	Quarterly	6/30/2014
Hound Partners Offshore Fund, Ltd.
2,779 shares - Class A	2,500,625	3,697,185	5.35	Cayman Islands	Quarterly	6/30/2014
Viking Global Equities III, Ltd.
1,415 shares – Class H	2,490,334	3,704,758	5.36	Cayman Islands	Monthly	4/30/2014
Total Global Long/Short	12,794,254	17,257,677	24.96

The accompanying notes are an integral part of these financial statements and should be read in conjunction therewith.
MORGAN CREEK CAPITAL MANAGEMENT, LLC | ANNUAL REPORT TO STOCKHOLDERS	3

Global Equity Long/Short Master Fund
(A Delaware Statutory Trust)

Schedule of Investments (continued)
March 31, 2014 (in U.S. dollars)

Investments	Cost	Fair Value	Percent of Net Assets	Domicile	Liquidity1,2	Next Available Redemption Date3
Healthcare
Broadfin Healthcare Offshore Fund, Ltd.
1,680 shares - Series A	$3,074,521	$7,427,139	10.74%	Cayman Islands	Quarterly	6/30/2014
Total Healthcare	3,074,521	7,427,139	10.74

Technology
Artis Partners 2X, Ltd.
426 shares - Class K	49,429	2	0.00	Cayman Islands	0-5 Years	N/A
Light Street Xenon, Ltd.
1,966 shares – Class A	2,250,000	2,746,197	3.97	Cayman Islands	Quarterly	6/30/2014
Tiger Global, Ltd.
5,655 shares - Class C	2,751,312	4,082,331	5.90	Cayman Islands	Monthly	4/30/2014
Tiger Global, Ltd.
6,025 shares - Class E	1,397,382	2,073,403	3.00	Cayman Islands	Monthly	4/30/2014
Total Technology	6,448,123	8,901,933	12.87

Total Investments in Portfolio Funds	$33,958,256	$48,357,120	69.93%

Investments in Securities
Common Stocks
Global Opportunistic
Amazon.com Inc.
1,801 shares	$532,920	$606,073	0.88%	United States
American International Group, Inc.
12,627 shares	572,794	631,476	0.91	United States
Carter Holdings, Inc.
9,284 shares	646,046	720,903	1.04	United States
CBS Corporation, Class B
9,599 shares	483,665	593,218	0.86	United States
Colfax Corporation
9,195 shares	467,521	655,879	0.95	United States
Comcast Corporation – Class A
11,875 shares	628,984	593,988	0.86	United States
Depomed, Inc.
49,768 Shares	391,305	721,636	1.04	United States

The accompanying notes are an integral part of these financial statements and should be read in conjunction therewith.
MORGAN CREEK CAPITAL MANAGEMENT, LLC | ANNUAL REPORT TO STOCKHOLDERS	4

Global Equity Long/Short Master Fund
(A Delaware Statutory Trust)

Schedule of Investments (continued)
March 31, 2014 (in U.S. dollars)

Investments	Cost	Fair Value	Percent of Net Assets	Domicile	Liquidity1,2	Next Available Redemption Date3
Common Stocks (continued)
Endo International PLC
8,379 shares	$630,744	$575,218	0.83%	United States
Facebook, Inc. – Class A
9,428 shares	643,916	567,943	0.82	United States
Fleetcor Technologies, Inc.
5,343 shares	461,492	614,979	0.89	United States
Liberty Global PLC – Class A
7,252 shares	563,788	301,683	0.44	United States
Liberty Global PLC – Series C
7,252 shares	—	295,229	0.43	United States
Mastercard, Inc. – Class A
8,205 shares	500,994	612,914	0.89	United States
Priceline.com Inc.
489 shares	465,707	582,834	0.84	United States
Qihoo 360 Technology Co. Ltd.
5,979 shares	628,739	595,389	0.85	United States
Soufun Holdings, Limited
7,869 shares	550,752	538,397	0.78	United States
TransDigm Group Inc.
3,626 shares	503,103	671,535	0.97	United States
Twenty-First Century Fox, Inc.
19,286 shares	583,587	616,574	0.89	United States
Valeant Pharmaceuticals International, Inc.
4,343 shares	388,222	572,538	0.83	United States
Vipshop Holdings Limited
5,456 shares	246,717	814,581	1.18	United States
W.R. Grace & Co.
6,484 shares	533,536	643,017	0.93	United States
Total Common Stocks	10,424,532	12,526,004	18.11

The accompanying notes are an integral part of these financial statements and should be read in conjunction therewith.
MORGAN CREEK CAPITAL MANAGEMENT, LLC | ANNUAL REPORT TO STOCKHOLDERS	5

Global Equity Long/Short Master Fund
(A Delaware Statutory Trust)

Schedule of Investments (continued)
March 31, 2014 (in U.S. dollars)

Investments	Cost	Fair Value	Percent of Net Assets	Domicile	Liquidity1,2	Next Available Redemption Date3
Exchange Traded Funds
Asia
Maxis Nikkei 225 Index Fund
139,198 shares	$2,505,570	$2,380,286	3.44%	United States
Total Exchange Traded Funds	2,505,570	2,380,286	3.44

Total Investments in Securities	12,930,102	14,906,290	21.55

Total Investments	$46,888,358	$63,263,410	91.48%

	Proceeds	Fair Value
Securities Sold Short
Exchange Traded Funds
Asia
Currency Shares Japanese Yen
26,310 shares	$(2,499,926)	$(2,487,084)	(3.60)%	United States
Total Exchange Traded Funds	(2,499,926)	(2,487,084)	(3.60)

Total Securities Sold Short	$(2,499,926)	$(2,487,084)	(3.60)%
Other Assets, less Liabilities		8,376,813	12.12
Total Net Assets		$69,153,139	100.00%

(1)	Available frequency of redemptions after initial lock-up period, if any. Different tranches may have different liquidity terms.
(2)	0-5 Years - Portfolio Funds will periodically redeem depending on cash availability.
(3)
Investments in Portfolio Funds may be composed of multiple tranches. The Next Available Redemption Date relates to the earliest date after March 31, 2014 that redemption from a tranche is available. Other tranches may have an available redemption date that is after the Next Available Redemption Date. Redemptions from Portfolio Funds may be subject to fees.

The accompanying notes are an integral part of these financial statements and should be read in conjunction therewith.
MORGAN CREEK CAPITAL MANAGEMENT, LLC | ANNUAL REPORT TO STOCKHOLDERS	6

Global Equity Long/Short Master Fund
(A Delaware Statutory Trust)

Statement of Operations
For the Year Ended March 31, 2014 (in U.S. dollars)

Investment income
Dividends	$40,793
Interest	921
Total investment income	41,714

Expenses
Management fees	595,692
Administration fees	275,519
Legal fees	164,250
Interest expense	91,659
Audit fees	89,586
Insurance fees	45,541
Consultancy fees	30,000
Trustees’ fees	24,000
Transfer agent fees	13,386
Other fees	77,165
Total expenses before management fee reduction	1,406,798

Management fee reduction	(341,847)
Net expenses	1,064,951

Net investment loss	(1,023,237)

Realized and unrealized gain from investments in Portfolio Funds and Securities
Net realized gain from investments in Portfolio Funds	2,000,240
Net realized gain from investments in Securities	1,698,195
Net change in unrealized appreciation on investments in Portfolio Funds	8,403,368
Net change in unrealized appreciation on investments in Securities	1,847,712
Net change in unrealized appreciation on securities sold short	12,842
Net realized and unrealized gain from investments in Portfolio Funds and Securities	13,962,357

Net increase¬ in net assets resulting from operations	$12,939,120

The accompanying notes are an integral part of these financial statements and should be read in conjunction therewith.
MORGAN CREEK CAPITAL MANAGEMENT, LLC | ANNUAL REPORT TO STOCKHOLDERS	7

Global Equity Long/Short Master Fund
(A Delaware Statutory Trust)

Statement of Changes in Net Assets
For the Year Ended March 31, 2013 (in U.S. dollars)

Increase in net assets resulting from operations:
Net investment loss	$(1,413,814)
Net realized gain from investments in Portfolio Funds	39,834
Net realized gain from investments in Securities	35,567
Net change in unrealized appreciation on investments in Portfolio Funds	3,103,826
Net change in unrealized appreciation on investments in Securities	128,476
Net increase in net assets resulting from operations	1,893,889

Distributions to Shareholders from:
Net investment income	(2,359,841)

Capital share transactions:
Subscriptions (representing 3,794.83 Shares)	3,804,080
Redemptions (representing 10,597.28 Shares)	(10,477,519)
Distributions reinvested (representing 2,422.65 Shares)	2,359,841
Net decrease in net assets resulting from capital share transactions	(4,313,598)

Net decrease in net assets	(4,779,550)

Net assets
Beginning of year (representing 58,519.77 Shares)	59,312,215
End of year (representing 54,139.97 Shares)	$54,532,665

Accumulated net investment loss	$(3,810,135)

The accompanying notes are an integral part of these financial statements and should be read in conjunction therewith.
MORGAN CREEK CAPITAL MANAGEMENT, LLC | ANNUAL REPORT TO STOCKHOLDERS	8

Global Equity Long/Short Master Fund
(A Delaware Statutory Trust)

Statement of Changes in Net Assets (continued)

For the Year Ended March 31, 2014 (in U.S. dollars)

Increase in net assets resulting from operations:
Net investment loss	$(1,023,237)
Net realized gain from investments in Portfolio Funds	2,000,240
Net realized gain from investments in Securities	1,698,195
Net change in unrealized appreciation on investments in Portfolio Funds	8,403,368
Net change in unrealized appreciation on investments in Securities	1,847,712
Net change in unrealized appreciation on securities sold short	12,842
Net increase in net assets resulting from operations	12,939,120

Distributions to Shareholders from:
Net investment income	(6,890,643)

Capital share transactions:
Subscriptions (representing 8,990.63 Shares)	10,064,372
Redemptions (representing 7,807.57 Shares)	(8,383,018)
Distributions reinvested (representing 6,336.75 Shares)	6,890,643
Net increase in net assets resulting from capital share transactions	8,571,997

Net increase in net assets	14,620,474

Net assets
Beginning of year (representing 54,139.97 Shares)	54,532,665
End of year (representing 61,659.78 Shares)	$69,153,139

Accumulated net investment loss	$(9,265,899)

The accompanying notes are an integral part of these financial statements and should be read in conjunction therewith.
MORGAN CREEK CAPITAL MANAGEMENT, LLC | ANNUAL REPORT TO STOCKHOLDERS	9

Global Equity Long/Short Master Fund
(A Delaware Statutory Trust)

Statement of Cash Flows
For the Year Ended March 31, 2014 (in U.S. dollars)

Cash flows from operating activities:
Net increase in net assets resulting from operations	$12,939,120
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by operating activities:
Purchases of investments in Portfolio Funds	(7,900,000)
Purchases of investments in Securities	(33,439,364)
Proceeds from sales of investments in Portfolio Funds	20,526,710
Proceeds from sales of investments in Securities	23,901,388
Proceeds from Securities sold short	2,499,926
Net realized gain from investments in Portfolio Funds	(2,000,240)
Net realized gain from investments in Securities	(1,698,195)
Net change in unrealized appreciation on investments in Portfolio Funds	(8,403,368)
Net change in unrealized appreciation on investments in Securities	(1,847,712)
Net change in unrealized appreciation on Securities sold short	(12,842)
Changes in operating assets and liabilities:
Due from Portfolio Funds	1,025,918
Subscriptions to Portfolio Funds made in advance	(3,750,000)
Prepaid assets	875
Dividends receivable	(6,235)
Accrued expenses and other liabilities	15,859
Management fees payable	(100,236)
Accrued interest payable	(36,859)
Due to Institutional Feeder Fund	19,316
Due to Advisor	48,904
Net cash provided by operating activities	1,782,965

Cash flows from financing activities:
Proceeds from advances on line of credit	5,817,369
Repayments of advances on line of credit	(5,778,992)
Subscriptions	10,514,372
Redemptions, net of redemptions payable of $65,032	(10,617,986)
Net cash used in financing activities	(65,237)

Net increase in cash and cash equivalents	1,717,728

Cash and cash equivalents
Beginning of year	1,846,939
End of year	$3,564,667

Supplemental disclosure of cash flow information:
Distributions reinvested	$6,890,643

Interest paid	$19,152

The accompanying notes are an integral part of these financial statements and should be read in conjunction therewith.
MORGAN CREEK CAPITAL MANAGEMENT, LLC | ANNUAL REPORT TO STOCKHOLDERS	10

Global Equity Long/Short Master Fund
(A Delaware Statutory Trust)

Notes to Financial Statements
March 31, 2014

1.	Organization and Nature of Business

Global Equity Long/Short Master Fund (the “Master Fund”) was organized under the laws of the State of Delaware as a statutory trust on August 16, 2010. The Master Fund commenced operations on October 3, 2011 (“Commencement of Operations”) and operates pursuant to the Agreement and Declaration of Trust (the “Trust Instrument”). The Master Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a closed-end, non-diversified management investment company. While non-diversified for 1940 Act purposes, the Fund intends to comply with the diversification requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), as such requirements are described in more detail below. The Master Fund is structured as a fund-of-funds whose investment objective is to generate greater long-term returns when compared to traditional equity market benchmarks, while exhibiting a lower level of volatility and a modest degree of correlation to these markets. The Master Fund seeks to achieve this objective primarily by investing in private funds and other pooled investment vehicles (collectively, the “Portfolio Funds”) and exchange traded funds, common stocks (“Securities”) that are not expected to be highly correlated to each other or with traditional equity markets over a long-term time horizon. The Master Fund normally invests 80% of its assets in Portfolio Funds that will primarily engage in long/short equity strategies. Under normal circumstances, 80% or more of the investment portfolios of the Portfolio Funds on an aggregate basis will consist of equity securities and 40% or more of the investments portfolios of the Portfolio Funds on an aggregate basis will be non-U.S. securities. The Portfolio Funds are managed by third-party investment managers (the “Managers”) selected by the investment adviser, with the intention of adding additional Portfolio Funds as the need to diversify among additional Portfolio Funds increases.

Morgan Creek Capital Management, LLC (the “Advisor”), a North Carolina limited liability company registered as an investment adviser under the Investment Advisers Act of 1940, as amended (the “Advisers Act”), serves as the Master Fund’s investment adviser. The Advisor also serves as the investment adviser to Morgan Creek Global Equity Long/Short Fund (the “U.S. Feeder Fund”), Morgan Creek Global Equity Long/Short Institutional Fund (the “Institutional Feeder Fund”) and Morgan Creek Opportunity Offshore Fund, Ltd. (the “Cayman Feeder Fund”), (together the “Feeder Funds”). The Feeder Funds and the Master Fund are collectively referred to herein as the ‘Funds’. The Advisor is responsible for providing day-to-day investment management services to the Funds, subject to the supervision of the Funds’ Board of Trustees (the “Board”).

The Board has overall responsibility for monitoring and overseeing the Funds’ investment program and their management and operations. A majority of the Trustees are “Independent Trustees” who are not “interested persons” (as defined by the 1940 Act) of the Master Fund.

The Master Fund is a “Master” fund in a “Master-Feeder” structure whereby the Feeder Funds invest substantially all of their assets in the Master Fund. As of March 31, 2014, the Institutional Feeder Fund represented $7,696,194 or 11.13% of the Master Fund’s net assets. The U.S. Feeder Fund liquidated its investment in the Master Fund as of June 30, 2012. As a result, the U.S. Feeder Fund had $0 invested in the Master Fund as of March 31, 2014.

Investors in the Master Fund (“Shareholders”) are governed by the Trust Instrument and bound by its terms and conditions. The security purchased by a Shareholder is a beneficial interest (a “Share”) in the Master Fund. All Shares shall be fully paid and are non-assessable. Shareholders shall have no preemptive or other rights to subscribe for any additional Shares.

MORGAN CREEK CAPITAL MANAGEMENT, LLC | ANNUAL REPORT TO STOCKHOLDERS	11

Global Equity Long/Short Master Fund
(A Delaware Statutory Trust)

Notes to Financial Statements (continued)
March 31, 2014

The U.S. Feeder Fund and Institutional Feeder Fund have entered into distribution agreements (the “Distribution Agreements”) with Town Hall Capital, LLC (the “Distributor”), an affiliate of the Advisor, to provide for distribution of the Shares on a reasonable best efforts basis, subject to various conditions. The Distributor may enter into selected dealer arrangements with various brokers, dealers, banks and other financial intermediaries (“Selling Agents”), which have agreed to participate in the distribution of the U.S. Feeder Fund’s and Institutional Feeder Fund’s Shares.

Shares in the Master Fund are issued solely in private placement transactions that do not involve any “public offering” within the meaning of Regulation D under the Securities Act of 1933, as amended (the “1933 Act”). Investments in the Master Fund generally may be made only by U.S. investment companies or other investment vehicles that are “accredited investors” within the meaning of Rule 501(a) of Regulation D promulgated under the 1933 Act and “qualified clients” within the meaning of Rule 205-3 promulgated under the Advisers Act. The Master Fund may decline to accept any investment in its discretion. The Master Fund’s registration statement by itself does not constitute an offer to sell, or the solicitation of an offer to buy, any security within the meaning of the 1933 Act. The Board (or its designated agent) may admit Shareholders to the Master Fund from time to time upon the execution by a prospective investor of the appropriate documentation. Shares will be issued at the net asset value (“NAV”) per Share of the Master Fund.

The Board, from time to time and in its sole discretion, may determine to cause the Master Fund to offer to repurchase Shares from Shareholders, including the Feeder Funds, pursuant to written tenders by Shareholders. The Advisor anticipates that it will recommend to the Board to cause the Master Fund to conduct repurchase offers on a quarterly basis in order to permit the Master Fund to conduct repurchase offers for Shares. However, there are no assurances that the Board will, in fact, decide to undertake any repurchase offer. The Master Fund will make repurchase offers, if any, to all Shareholders, on the same terms, which may affect the size of the Master Fund’s repurchase offers. A Shareholder may determine, however, not to participate in a particular repurchase offer or may determine to participate to a limited degree, which will affect the liquidity of the investment of any investor in the Shareholder. In the event of a tender for redemption, the Master Fund, subject to the terms of the Trust Instrument and the Master Fund’s ability to liquidate sufficient Master Fund investments in an orderly fashion determined by the Board to be fair and reasonable to the Master Fund and all of the Shareholders, shall pay to such redeeming Shareholder within 90 days the proceeds of such redemption, provided that such proceeds may be paid in cash, by means of in-kind distribution of Master Fund investments, or as a combination of cash and in-kind distribution of Master Fund investments. Shares will be redeemed at the NAV per Share of the Master Fund.

2.	Summary of Significant Accounting Policies

Basis for Accounting

The accompanying financial statements of the Master Fund are prepared in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”) and in accordance with Accounting Standards Codification (“ASC”) as set forth by the Financial Accounting Standards Board (“FASB”). The Master Fund maintains its financial records in U.S. dollars and follows the accrual basis of accounting. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

MORGAN CREEK CAPITAL MANAGEMENT, LLC | ANNUAL REPORT TO STOCKHOLDERS	12

Global Equity Long/Short Master Fund
(A Delaware Statutory Trust)

Notes to Financial Statements (continued)
March 31, 2014

Valuation of Portfolio Funds and Securities

The Master Fund carries its investments in Portfolio Funds at fair value in accordance with ASC 820 “Fair Value Measurements and Disclosures” (“ASC 820”) which clarifies the definition of fair value for financial reporting, establishes a hierarchal disclosure framework for measuring fair value and requires additional disclosures about the use of fair value measure.

The NAV of the Master Fund is determined as of the close of business at the end of any fiscal period, generally monthly, in accordance with the valuation principles set forth below, or as may be determined from time to time pursuant to policies established by the Advisor. The Master Fund’s NAV is calculated by State Street Bank & Trust Company, the Master Fund’s administrator (the “Administrator,” the “Custodian,” the “Transfer Agent” or “State Street”).

The Board has delegated the process of valuing securities for which market quotations are not readily available to the Valuation Committee (the “Committee”). The Committee is responsible for overseeing and monitoring the Master Fund’s valuation policies and procedures (which have been adopted by the Board and are subject to Board supervision), making recommendations to the Board on valuation-related matters and overseeing implementation of the valuation procedures used by the Master Fund to value securities, including the fair value of the Master Fund’s investments in Portfolio Funds. These procedures shall be reviewed by the Board no less than frequently than annually. Any revisions to these procedures that are deemed necessary shall be reported to the Board at its next regularly scheduled meeting.

Investments in Portfolio Funds held by the Master Fund are valued as follows:

The Master Fund measures the fair value of an investment that does not have a readily determinable fair value, based on the NAV of the investment as a practical expedient, without further adjustment, unless it is probable that the investment will be sold at a value significantly different than the NAV in accordance with Accounting Standards Update 2009-12, Fair Value Measurements and Disclosures (Topic 820) - Investments in Certain Entities That Calculate Net Assets Value per Share (or Its Equivalent) (“ASU 2009-12”). If the practical expedient NAV is not as of the reporting entity’s measurement date, then the NAV is adjusted to reflect any significant events that may change the valuation. In using the NAV as a practical expedient, certain attributes of the investment, that may impact the fair value of the investment, are considered in measuring fair value. Attributes of those investments include the investment strategies of the investees and may also include, but are not limited to, restrictions on the investor’s ability to redeem its investments at the measurement date. The Master Fund is permitted to invest in alternative investments that do not have a readily determinable fair value and, as such, has elected to use the NAV as calculated on the reporting entity’s measurement date as the fair value of the investments. Investments in Portfolio Funds are subject to the terms of the Portfolio Funds’ offering documents. Valuations of the Portfolio Funds may be subject to estimates and are net of management and performance incentive fees or allocations payable to the Portfolio Funds as required by the Portfolio Funds’ operating documents.

The Advisor’s rationale for the above approach derives from the reliance it places on its initial and ongoing due diligence, which understands the respective controls and processes around determining the NAV with the Managers of the Portfolio Funds. The Advisor has designed an ongoing due diligence process with respect to the Portfolio Funds and their Managers, which assists the Advisor in assessing the quality of information provided by, or on behalf of, each Portfolio Fund and in determining whether such information continues to be reliable or whether further investigation is necessary.

MORGAN CREEK CAPITAL MANAGEMENT, LLC | ANNUAL REPORT TO STOCKHOLDERS	13

Global Equity Long/Short Master Fund
(A Delaware Statutory Trust)

Notes to Financial Statements (continued)
March 31, 2014

Where no value is readily available from a Portfolio Fund or where a value supplied by a Portfolio Fund is deemed by the Advisor not to be indicative of its fair value, the Advisor will determine, in good faith, the fair value of the Portfolio Fund under procedures adopted by the Board and subject to the Board’s supervision. The Advisor values the Master Fund’s assets based on such reasonably available relevant information as it considers material. Because of the inherent uncertainty of valuation, the fair values of the Master Fund’s Portfolio Funds may differ significantly from the values that would have been used had a ready market for the Portfolio Funds held by the Master Fund been available.

Investments in Publicly Traded Securities held by the Master Fund are valued as follows:

The Master Fund values investments in publicly traded securities, including exchange traded funds and common stocks, that are listed on a national securities exchange at their closing price on the last business day of the period. Publicly traded securities are generally categorized in level 1 of the fair value hierarchy.

Securities Sold Short

Securities sold short, represent obligations of the Master Fund to deliver the specified security at the future price and, thereby, create a liability to repurchase the security in the market at prevailing prices. Accordingly, these transactions result in off-balance-sheet risk since the Master Fund’s satisfaction of the obligations may exceed the amount recognized in the statement of assets and liabilities.

Cash and cash equivalents

Cash and cash equivalents include cash held on deposit in a segregated account with the Master Fund’s Custodian.

Income and Operating Expenses

The Master Fund bears its own expenses including, but not limited to, legal, accounting (including third-party accounting services), auditing and other professional expenses, offering costs, administration expenses and custody expenses. Interest income and interest expense are recorded on an accrual basis. Operating expenses are recorded as incurred.

Recognition of Gains and Losses

Change in unrealized appreciation (depreciation) from each Portfolio Fund and Security is included in the Statement of Operations as net change in unrealized appreciation on investments.

Investment transactions in Portfolio Funds and Securities are recorded on a trade date basis. Any proceeds received from Portfolio Fund redemptions and Security sales that are in excess of the Portfolio Fund’s or Security’s cost basis are classified as net realized gain from investments on the Statement of Operations. Any proceeds received from Portfolio Fund redemptions and Security sales that are less than the Portfolio Funds’ and Security’s cost basis are classified as net realized loss from investments on the Statement of Operations. Realized gains and losses from investments in Portfolio Funds and Securities are calculated based on average cost basis.

MORGAN CREEK CAPITAL MANAGEMENT, LLC | ANNUAL REPORT TO STOCKHOLDERS	14

Global Equity Long/Short Master Fund
(A Delaware Statutory Trust)

Notes to Financial Statements (continued)
March 31, 2014

Income Taxation

The Master Fund intends to comply with the requirements of Subchapter M of the Code applicable to regulated investment companies (“RICs”) and to distribute substantially all of its taxable income to its Shareholders. Therefore, no provision for federal income taxes is required. The Master Fund files tax returns with the U.S. Internal Revenue Service and various states. The Master Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on a Fund’s or Security’s income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation, as applicable, as the income is earned or capital gains are recorded. The Master Fund has concluded there are no significant uncertain tax positions that would require recognition in the financial statements as of March 31, 2014. If applicable, the Master Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. Generally, tax authorities can examine all tax returns filed for the last three years. The Master Fund’s major tax jurisdictions are the United States, the State of Delaware and the State of North Carolina. As of March 31, 2014, all tax years remain subject to examination.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) was signed into law. The Modernization Act modernizes several tax provisions related to RICs and their shareholders. One key change made by the Modernization Act is that capital losses will generally retain their character as short-term or long-term and may be carried forward indefinitely to offset future gains. These losses are utilized before other capital loss carryforwards that expire. Generally, the Modernization Act is effective for taxable years beginning after December 22, 2010.

Capital losses and specified ordinary losses, including currency losses, incurred after October 31 but within the taxable year are deemed to arise on the first day of the Master Fund’s next taxable year. For the year ended March 31, 2014, the Master Fund deferred to April 1, 2014 for U.S. federal income tax purposes the following losses:

Post-October currency and specified ordinary losses	$—
Post-October short-term capital losses	$—
Post-October long-term capital losses	$(657,940)

As of March 31, 2014, the cost and related gross unrealized appreciation and depreciation for tax purposes were as follows:

Cost of investments for tax purposes	$61,336,650
Gross tax unrealized appreciation	$2,588,621
Gross tax unrealized depreciation	(661,861)
Net tax unrealized appreciation (depreciation) on investments	$1,926,760

MORGAN CREEK CAPITAL MANAGEMENT, LLC | ANNUAL REPORT TO STOCKHOLDERS	15

Global Equity Long/Short Master Fund
(A Delaware Statutory Trust)

Notes to Financial Statements (continued)
March 31, 2014

Distribution of Income and Gains

The Master Fund declares and pays dividends annually from net investment income. Net realized gains, if any, are distributed at least annually. Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income for tax purposes.

In order to satisfy the diversification requirements under Subchapter M of the Code, the Master Fund generally invests its assets in Portfolio Funds organized outside the United States that are treated as corporations for U.S. tax purposes and are expected to be classified as passive foreign investment companies (“PFICs”). As such, the Master Fund expects that its distributions generally will be taxable as ordinary income to the Shareholders.

Pursuant to the dividend reinvestment plan established by the Master Fund (the “DRIP”), each Shareholder whose shares are registered in its own name will automatically be a participant under the DRIP and have all income, dividends and capital gains distributions automatically reinvested in additional shares unless such Shareholder specifically elects to receive all income, dividends and capital gain distributions in cash.

The tax character of distributions paid during the year ended March 31, 2014 was as follows:

Distributions paid from:
Ordinary income	$6,890,643

Permanent differences, primarily due to the sale of marked-to-market PFICs resulted in the following reclassifications among the Master Fund’s components of net assets as of March 31, 2014:

Accumulated net investment income (loss)	$2,458,116
Accumulated net realized gain (loss)	$(2,458,116)
Net capital	$—

As of March 31, 2014, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income (loss)	$5,182,393
Unrealized appreciation (depreciation)	$1,939,602
Capital and other losses	$—
Qualified late year losses	$(657,940)

Temporary differences are primarily due to differing book and tax treatments in the timing of the recognition of gains (losses) on certain investment transactions.

MORGAN CREEK CAPITAL MANAGEMENT, LLC | ANNUAL REPORT TO STOCKHOLDERS	16

Global Equity Long/Short Master Fund
(A Delaware Statutory Trust)

Notes to Financial Statements (continued)
March 31, 2014

3.	Fair Value of Financial Instruments

In accordance with ASC 820, the Master Fund discloses the fair value of its investments in Portfolio Funds and Securities in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements). The guidance establishes three levels of the fair value hierarchy as follows:

Level 1 - Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Master Fund has the ability to access at the measurement date;

Level 2 - Other significant observable inputs including fair value of investments with the ability to redeem at NAV as of the measurement date, or during the first quarter following the measurement date; and

Level 3 - Other significant unobservable inputs including fair value of investments that do not have the ability to redeem at NAV as of the measurement date, or during the first quarter following the measurement date.

Inputs broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. The Advisor generally uses the NAV per share of the investment (or its equivalent) reported by the Portfolio Fund as the primary input to its valuation; however, adjustments to the reported amount may be made based on various factors.

A Portfolio Fund’s or Security’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Advisor. The Advisor considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by multiple, independent sources that are actively involved in the relevant market. The categorization of the Portfolio Funds within the hierarchy is based upon the redemption terms of the Portfolio Funds and does not necessarily correspond to the Advisor’s perceived risk of the Portfolio Funds.

All of the Master Fund’s investments in Portfolio Funds have been classified within level 2 or level 3. All of the Master Fund’s investments in Securities have been classified within level 1 and Securities Sold Short have been classified within level 2. Transfers in and/or out of levels are recognized at the date of circumstances that caused the transfer.

The Advisor’s belief of the most meaningful presentation of the strategy classification of the Portfolio Funds and Securities is as reflected on the Schedule of Investments.

Hedge funds are generally funds whose shares are issued pursuant to an exemption from registration under the 1940 Act or are issued offshore that typically offer subscription and redemption options to investors. The frequency of such subscriptions or redemptions is dictated by such fund’s governing documents. The amount of liquidity provided to investors in a particular fund is generally consistent with the liquidity and risk associated with the Portfolio Funds (i.e., the more liquid the investments in the portfolio, the greater the liquidity provided to the investors).

MORGAN CREEK CAPITAL MANAGEMENT, LLC | ANNUAL REPORT TO STOCKHOLDERS	17

Global Equity Long/Short Master Fund
(A Delaware Statutory Trust)

Notes to Financial Statements (continued)
March 31, 2014

Liquidity of individual hedge funds vary based on various factors and may include “gates,” “holdbacks” and “side pockets” imposed by the manager of the hedge fund, as well as redemption fees which may also apply. These items have been identified as illiquid (“0-5 years”) on the Schedule of Investments.

Assumptions used by the Advisor due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Master Fund’s results of operations.

The following is a summary of the inputs used as of March 31, 2014 in valuing the Master Fund’s investments in Portfolio Funds and Securities carried at fair value:

	Assets at Fair Value as of March 31, 2014
	Level 1	Level 2	Level 3	Total
Investments
Portfolio Funds
Asia	$—	$2,218,429	$9,359,338	$11,577,767
Energy & Natural Resources	—	3,064,743	—	3,064,743
Financials	—	—	127,861	127,861
Global Long/Short	—	8,186,984	9,070,693	17,257,677
Healthcare	—	7,427,139	—	7,427,139
Technology	—	2,746,197	6,155,736	8,901,933
Securities
Common Stocks – Global Opportunistic	12,526,004	—	—	12,526,004
Exchange Traded Funds – Asia	2,380,286	—	—	2,380,286
Total Investments	$14,906,290	$23,643,492	$24,713,628	$63,263,410

	Liabilities at Fair Value as of March 31, 2014
	Level 1	Level 2	Level 3	Total
Securities Sold Short
Exchange Traded Funds – Asia	$—	$(2,487,084)	$—	$(2,487,084)
Total Securities Sold Short	$—	$(2,487,084)	$—	$(2,487,084)

MORGAN CREEK CAPITAL MANAGEMENT, LLC | ANNUAL REPORT TO STOCKHOLDERS	18

Global Equity Long/Short Master Fund
(A Delaware Statutory Trust)

Notes to Financial Statements (continued)
March 31, 2014

The following is a reconciliation of investments in Portfolio Funds for which significant unobservable inputs (level 3) were used in determining fair value:

	Asia	Energy & Natural Resources	Financials	Global Long/Short	Technology	Total
Balance as of April 1, 2013	$2,724,574	$1,539,089	$298,788	$9,231,096	$5,670,127	$19,463,674
Purchases	4,650,000	1,000,000	—	—	—	5,650,000
Sales	(250,000)	—	(207,383)	—	(26,422)	(483,805)
Net realized gain	35,067	—	36,456	—	(110,507)	(38,984)
Net change in unrealized appreciation (depreciation)	2,199,697	525,654	—	1,176,165	622,538	4,524,054
Transfers into level 3	—	—	—	—	—	—
Transfers out of level 3*	—	(3,064,743)	—	(1,336,568)	—	(4,401,311)
Balance as of March 31, 2014	$9,359,338	$—	$127,861	$9,070,693	$6,155,736	$24,713,628

Net change in unrealized appreciation (depreciation) on level 3 investments in Portfolio Funds still held as of March 31, 2014	$2,199,697	$—	$—	$1,176,165	$622,538	$3,998,400

*
Transfers out of level 3 represent investments that were previously categorized as level 3 investments during the reporting period. In accordance with authoritative guidance, these investments are being reclassified as level 2 investments for the year ended March 31, 2014 as the Master Fund had the ability to redeem its investments at net asset value as of March 31, 2014 or during the first quarter following March 31, 2014.

There were no changes in valuation technique and no other transfers between the levels of the fair value hierarchy during the reporting period, except as noted above.

Net realized gain and net change in unrealized appreciation (depreciation) presented above are reflected in the accompanying Statement of Operations.

4.	Investments in Portfolio Funds and Securities

The Master Fund has the ability to liquidate its investments in Portfolio Funds periodically, ranging from monthly to every five years, depending on the provisions of the respective Portfolio Funds’ operating agreements. As of March 31, 2014, the Master Fund was invested in fifteen Portfolio Funds. All Portfolio Funds in which the Master Fund invested are individually identified on the Schedule of Investments. These Portfolio Funds may invest in U.S. and non-U.S. equities and equity-related instruments, fixed income securities, currencies, futures, forward contracts, swaps, other derivatives and other financial instruments and commodities.

MORGAN CREEK CAPITAL MANAGEMENT, LLC | ANNUAL REPORT TO STOCKHOLDERS	19

Global Equity Long/Short Master Fund
(A Delaware Statutory Trust)

Notes to Financial Statements (continued)
March 31, 2014

The Managers of substantially all Portfolio Funds receive an annual management fee from 1% to 2% of the Master Fund’s NAV of the respective Portfolio Funds. Management of the Portfolio Funds also receive performance allocations from 15% to 20% of the Master Fund’s net profit from its investments in the respective Portfolio Funds, subject to any applicable loss carryforward provisions, as defined by the respective Portfolio Funds’ operating agreements.

For the year ended March 31, 2014, aggregate purchases and proceeds from sales of investments in Portfolio Funds and Securities were $41,339,364 and $44,428,098 respectively.

For the year ended March 31, 2014, aggregate proceeds from securities sold short was $2,499,926.

5.	Offering of Shares

The Master Fund’s Share activities for the year ended March 31, 2014 were as follows:

Balance as of April 1, 2013	Subscriptions	Redemptions	Distributions reinvested	Balance as of March 31, 2014
54,139.97	8,990.63	(7,807.57)	6,336.75	61,659.78

6.	Due from Portfolio Funds

As of March 31, 2014, $1,265,561 was due to the Master Fund from Portfolio Funds. The receivable amount represents the fair value of certain Portfolio Fund tranches, net of management fees, incentive fees and allocations that were redeemed by the Master Fund at period-end or holdback amounts that will be received from certain Portfolio Funds. The Master Fund had no reserve on receivables as of March 31, 2014.

7.	Management Fee, Related Party Transactions and Other

The Master Fund bears all of the expenses of its own operations, including, but not limited to, the investment management fee for the Master Fund payable to the Advisor, administration fees, custody fees, and transfer agent fees to State Street.

In consideration for its advisory and other services, the Advisor shall receive a quarterly management fee, payable quarterly in arrears based on the NAV of the Master Fund as of the last business day of such quarter, prior to any quarter-end redemptions, in an amount equal to an annual rate of 1.00% of the Master Fund’s NAV. The Advisor has voluntarily reduced the management fee to 0.25% of the Master Fund’s NAV from July 1, 2013 to June 30 2014. The management fee is in addition to the asset-based fees and incentive fees or allocations charged by the Portfolio Funds and indirectly borne by Shareholders in the Master Fund. For the year ended March 31, 2014, the Master Fund incurred management fees of $595,692, of which $341,847 was reduced by the Advisor and $40,699 was payable to the Advisor as of March 31, 2014.

The Advisor has paid and borne all expenses categorized as organizational costs.

MORGAN CREEK CAPITAL MANAGEMENT, LLC | ANNUAL REPORT TO STOCKHOLDERS	20

Global Equity Long/Short Master Fund
(A Delaware Statutory Trust)

Notes to Financial Statements (continued)
March 31, 2014

State Street provides accounting and administrative services to the Master Fund under an administrative services agreement (the “Administration Agreement”). Pursuant to the Administration Agreement, State Street is paid a monthly administrative fee at an annual rate of 0.07% of the Master Fund’s monthly NAV for these services.

State Street also serves as the Master Fund’s Custodian and Transfer Agent. State Street shall be entitled to custody fees as reasonable compensation for its services and expenses as agreed upon from time to time between the Master Fund on behalf of each applicable Portfolio Fund and State Street. Transfer agent fees are payable monthly based on an annual per Shareholder account charge plus out-of-pocket expenses incurred by State Street on the Master Fund’s behalf. For the year ended March 31, 2014, the Master Fund incurred transfer agent fees of $13,386, of which $2,213 were payable as of March 31, 2014.

From time to time, the Master Fund may have a concentration of Shareholders holding a significant percentage of its net assets. Investment activities of these Shareholders could have a material impact on the Master Fund. As of March 31, 2014, the Cayman Feeder Fund maintains a significant holding in the Master Fund which represents 88.68% of the Master Fund’s NAV.

8.	Credit Agreement

The Master Fund has entered into a credit agreement with Credit Suisse International that bears interest at LIBOR plus 1.90%. The average LIBOR rate for the year ended March 31, 2014 was 0.25%. The maximum aggregate principal amount of credit that may be extended to the Master Fund at any time is $10,000,000. The credit agreement is set to expire on December 1, 2015. The terms of the credit facility include limits on other indebtedness aggregate volatility, minimum net equity and other standard covenants. This credit agreement is not used as leverage, rather to provide bridge financing and meet liquidity needs that may arise. The average borrowings outstanding for the year ended March 31, 2014 were $1,939,123. As of March 31, 2014, the Master Fund had outstanding borrowings of $38,377. The Credit Facility is collateralized by all Portfolio Fund investments of the Master Fund.

9.	Risks and Contingencies

The Master Fund’s investments in Portfolio Funds may be subject to various risk factors including market, credit, currency and geographic risk. The Master Fund’s investments in Portfolio Funds may be made internationally and thus may have concentrations in such regions. The Master Fund’s investments in Portfolio Funds are also subject to the risk associated with investing in Portfolio Funds. The Portfolio Funds are generally illiquid, and thus there can be no assurance that the Master Fund will be able to realize the value of such investments in Portfolio Funds in a timely manner. Since many of the Portfolio Funds may involve a high degree of risk, poor performance by one or more of the Portfolio Funds could severely affect the total returns of the Master Fund.

MORGAN CREEK CAPITAL MANAGEMENT, LLC | ANNUAL REPORT TO STOCKHOLDERS	21

Global Equity Long/Short Master Fund
(A Delaware Statutory Trust)

Notes to Financial Statements (continued)
March 31, 2014

Although the Master Fund’s investments in Portfolio Funds are denominated in U.S. dollars, the Master Fund may invest in securities and hold cash balances at its brokers that are denominated in currencies other than its reporting currency. Consequently, the Master Fund is exposed to risks that the exchange rate of the U.S. dollars relative to other currencies may change in a manner that has an adverse effect on the reported value of that portion of the Master Fund’s assets which are denominated in currencies other than the U.S. dollars. The Master Fund may utilize options, futures and forward currency contracts to hedge against currency fluctuations, but there can be no assurance that such hedging transactions will be effective.

In order to obtain more investable cash, the Portfolio Funds may utilize a substantial degree of leverage. Leverage increases returns to investors if the Managers earn a greater return on leveraged investments than the Managers’ cost of such leverage. However, the use of leverage, such as margin borrowing, exposes the Master Fund to additional levels of risk including (i) greater losses from investments in Portfolio Funds than would otherwise have been the case had the Managers not borrowed to make the investments in Portfolio Funds, (ii) margin calls or changes in margin requirements may force premature liquidations of investment positions and (iii) losses on investments in Portfolio Funds where the Portfolio Funds fails to earn a return that equals or exceeds the Managers’ cost of leverage related to such Portfolio Funds.

In the normal course of business, the Portfolio Funds in which the Master Fund invests may pursue certain investment strategies, trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, leverage, short selling, global tactical asset allocation strategies, event-drive strategies and other related risks pursuant to the Trust Instrument. The Master Fund’s risk of loss in each Portfolio Fund is limited to the value of the Master Fund’s interest in each Portfolio Fund as reported by the Master Fund.

10.	Indemnifications

The Master Fund enters into contracts that contain a variety of indemnifications. The Master Fund’s maximum exposure under these arrangements is unknown. However, the Master Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

MORGAN CREEK CAPITAL MANAGEMENT, LLC | ANNUAL REPORT TO STOCKHOLDERS	22

Global Equity Long/Short Master Fund
(A Delaware Statutory Trust)

Notes to Financial Statements (continued)
March 31, 2014

11.	Financial Highlights

The following summary represents per Share data, ratios to average net assets and other financial highlights information for Shareholders for the year ended March 31, 2014, 2013 and for the period from October 3, 2011 (commencement of operations) through March 31, 2012:

Per Share operating performance:
	2014	2013	2012
Net asset value per Share, beginning of year/period	$1,007.25	$1,013.54	$1,000.00

Net investment loss (a)	(18.80)	(24.22)	(14.63)
Net realized and unrealized gain from investments in Portfolio Funds and Securities	263.12	57.29	61.02
Net increase resulting from operations	244.32	33.07	46.39

Distributions paid
Net investment income	(130.04)	(39.36)	(32.85)

Net asset value per Share, end of year/period	$1,121.53	$1,007.25	$1,013.54

Total return (b)	24.66%	3.39%	4.78%

Ratio of total expenses before management fee reduction (c)	2.39%	2.43%	1.46%

Ratio of total expenses after management fee reduction	1.81%	—%	—%

Ratio of net investment loss to average net assets (d)	(1.74%)	(2.43%)	(1.46%)

Portfolio turnover (e)	71.64%	40.01%	27.73%

Net assets, end of year/period (in 000’s)	$69,153	$54,533	$59,312

(a)	Calculated based on the average Shares outstanding methodology.
(b)
Total return assumes a subscription of a Share in the Master Fund at the beginning of the year/period indicated and a repurchase of a Share on the last day of the period, and assumes reinvestment of all distributions during the period. Total return is not annualized for periods less than twelve months.

(c)	Ratio does not reflect the Master Fund’s proportionate share of Portfolio Funds’ expenses.
(d)	Ratio does not reflect the Master Fund’s proportionate share of Portfolio Funds’ income and expenses.
(e)	The portfolio turnover rate reflects the investment activities of the Master Fund.

The above ratios and total return have been calculated for the Shareholders taken as a whole. An individual Shareholder’s ratios and total return may vary from these due to the timing of capital share transactions.

MORGAN CREEK CAPITAL MANAGEMENT, LLC | ANNUAL REPORT TO STOCKHOLDERS	23

Global Equity Long/Short Master Fund
(A Delaware Statutory Trust)

Notes to Financial Statements (continued)
March 31, 2014

12.	Subsequent Events

Management has evaluated the impact of all subsequent events on the Master Fund through the date the financial statements were issued. Management has determined that there are no material events requiring additional disclosures in the financial statements through this date, except as noted below:

On March 3, 2014, the Board approved the structural change to the Master fund in which the Master Fund will transfer its assets to the Institutional Feeder Fund as of July 1, 2014. The Institutional Feeder Fund will become a stand alone entity and will invest its assets directly into underlying Portfolio Funds and securities, while the Master Fund will cease to exist. The Cayman Feeder Fund will, in turn, invest the majority of its assets in the Institutional Feeder Fund.

MORGAN CREEK CAPITAL MANAGEMENT, LLC | ANNUAL REPORT TO STOCKHOLDERS	24

Global Equity Long/Short Master Fund
(A Delaware Statutory Trust)

Board of Trustees (Unaudited)

Name(1) and Year of Birth	Position(s) held With Registrant	Term of Office(2) and Length of Time Served	Principal Occupation(s) During Past Five Years and Other Relevant Qualifications(3)	Number of Morgan Creek- Advised Funds Overseen by Trustee	Other Public Company Directorships Held by Trustee In the Past Five Years
Independent Trustees
William C. Blackman 1946	Trustee	Since 2010	Shareholder of Blackman & Sloop (accounting firm) from 2005 to June 2008.	4 Funds	None
Michael S. McDonald 1966	Trustee	Since 2010	Vice President of McDonald Automotive Group (automobile franchises) since 1989.	4 Funds	None
Sean S. Moghavem 1964	Trustee	Since 2010
President of Archway Holdings Corp. since prior to 2005 to present; President of URI Health and Beauty LLC since prior to 2005 to present; President of Archway Holdings-Wilmed LLC from April 2008 to present.
				4 Funds	None
Interested Trustees(4)
Mark W. Yusko 1963	Trustee, Chairman and President	Since 2010
Mr. Yusko is Chief Investment Officer and Chief Executive Officer of Morgan Creek Capital Management, LLC since July, 2004. Previously, Mr. Yusko served as President and Chief Executive Officer for UNC Management Co., LLC from January 1998 through July 2004, where he was responsible for all areas of investment management for the UNC Endowment and Affiliated Foundation Funds.
				4 Funds	None
Michael Hennessy 1957	Trustee, Managing Director and Investments	Since 2010
Mr. Hennessy is Managing Director of Morgan Creek Capital Management, LLC since July, 2004. Previously, Mr. Hennessy served as Vice President for UNC Management Co., LLC from January 1998 through July 2004, where he was responsible for all areas of investment management for the UNC Endowment and Affiliated Foundation Funds.
				4 Funds	None

(1)	The address for each of the Master Funds’ Trustees is c/o Morgan Creek Capital Management, LLC, 301 West Barbee Chapel Road, Chapel Hill, NC 27517.
(2)	Trustees serve until their resignation, removal or death.
(3)
The information above includes each Trustee’s principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee’s qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the Funds.

(4)	Mr. Yusko and Mr. Hennessy are “interested persons,” as defined in the 1940 Act, of the Funds based on their position with Morgan Creek Capital Management, LLC and its affiliates.

MORGAN CREEK CAPITAL MANAGEMENT, LLC | ANNUAL REPORT TO STOCKHOLDERS	25

Global Equity Long/Short Master Fund
(A Delaware Statutory Trust)

Fund Management (Unaudited)

Name and Year of Birth	Position(s) held With Registrant	Length of Time Served	Principal Occupation(s) During Past Five Years
Officers
Mark B. Vannoy 1976	Treasurer	Since 2010
Mr. Vannoy joined Morgan Creek in January 2006 and serves as Director of Fund Administration. Prior to Morgan Creek, Mr. Vannoy worked at Nortel Networks, Ernst & Young, and KPMG both in the United States and Cayman Islands.

Taylor Thurman 1979	Chief Compliance Officer	Since 2011
Mr. Thurman joined Morgan Creek in February 2006 and serves as a Director. Prior to Morgan Creek, Mr. Thurman was employed by Cambridge Associates, LLC, an investment consulting firm, from 2003 to February 2006.

David K. James 1970	Secretary	Since 2010	Vice President and Managing Counsel, State Street Bank and Trust Company (2009 to present); Vice President and Counsel, PNC Global Investment Servicing (US), Inc. (2006 to 2009).

MORGAN CREEK CAPITAL MANAGEMENT, LLC | ANNUAL REPORT TO STOCKHOLDERS	26

Global Equity Long/Short Master Fund
(A Delaware Statutory Trust)

Other Information (Unaudited)

Proxy Voting Policies and Procedures and Proxy Voting Record

A copy of (1) the Master Fund’s policies and procedures with respect to the voting of proxies relating to the Portfolio Funds; and (2) how the Master Fund voted proxies relating to Portfolio Funds during the most recent period ended March 31 is available without charge, upon request, by calling the Master Fund at 1-919-933-4004. This information is also available on the Securities and Exchange Commission’s website at http://www.sec.gov.

Quarterly Schedule of Investments

The Master Fund also files a complete Schedule of Investments with the Securities and Exchange Commission for the Master Fund’s first and third fiscal quarters on Form N-Q. The Master Fund’s Form N-Q are available on the Securities and Exchange Commission’s website at http://www.sec.gov. The Masters Fund’s Form N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Once filed, the most recent Form N-Q will be available without charge, upon request, by calling the Fund at 1-919-933-4004.

MORGAN CREEK CAPITAL MANAGEMENT, LLC | ANNUAL REPORT TO STOCKHOLDERS	27

Global Equity Long/Short Master Fund
(A Delaware Statutory Trust)

Approval of Investment Management Agreement (Unaudited)

The Board of Trustees (the “Board” or each separately a “Trustee”) met at an in-person meeting on March 3, 2014. Matters bearing on the Master Fund’s investment management agreement (the “Agreement”) with Morgan Creek Capital Management, LLC (“Morgan Creek” or the “Advisor”) were considered. The Trustees received information relating to the Agreement derived from a number of sources and covering a range of issues. At the meeting, the Board, including a majority of the Trustees who are not “interested persons” as defined under the Investment Company Act of 1940, as amended (“Independent Trustees”), unanimously voted to approve the Agreement with Morgan Creek for the Master Fund for an additional period ending December 31, 2014.

In considering the approval of the Agreement, the Independent Trustees requested and evaluated extensive materials from Morgan Creek and other sources, including, among other items: (a) an overview of the discretionary investment advisory services provided by Morgan Creek; (b) the breadth and experience of the investment management and research staff of Morgan Creek; (c) financial information for Morgan Creek; (d) marketing and distribution support to be provided by Morgan Creek to the Master Fund; (e) the current Form ADV of Morgan Creek; (f) the expected profitability report of Morgan Creek with respect to the Master Fund; (g) the fees charged to other clients relative to fees charged to the Master Fund by Morgan Creek; and (h) the resources devoted to compliance with the Fund’s (i) investment policy, (ii) investment restrictions, (iii) policies on personal securities transactions, (iv) other policies and procedures that form Morgan Creek’s portions of the Master Fund’s compliance program and (v) Morgan Creek’s responsibilities overseeing the Master Fund’s service providers.

The Independent Trustees, as well as the full Board, considered all factors it believed relevant with respect to Morgan Creek, including but not limited to: the nature and quality of services provided; investment performance relative to appropriate peer groups and indices; skills, breadth of experience and capabilities of personnel, including continued employment of key personnel; stability of management; comparative data on fees, expenses and performance; marketing and distribution capabilities; potential economies of scale; commitments to provide high levels of support and service to the Master Fund; commitment for a period of time to provide contractual expense cap to the Master Fund; potential benefits to Morgan Creek from its relationship to the Master Fund, including revenues to be derived from services provided to the Master Fund by their affiliates, if any; and potential benefits to the Master Fund and its shareholders of receiving research services, if any, from broker/dealer firms in connection with allocation of portfolio transactions to such firms.

In determining to approve the Agreement, the Board considered the following factors:

Investment Performance. The Independent Trustees reviewed the performance of the Feeder Fund for the 3-month, 6-month, one-year, and two-years periods ended December 31, 2013, and since the Fund’s inception. The Board noted that the net total return performance of the Feeder Fund outperformed the performance of the peer group selected by Lipper and the Funds’ benchmark. For the trailing 3-month, 6-month, one-year, two-year and since inception periods, the Feeder Fund out of the 22 funds in its peer group ranked first, third, third, seventh and sixth, respectively.

The Independent Trustees also reviewed the Feeder Fund’s performance compared to the performance of its benchmark index, the MSCI World Index. For the following periods ended December 31, 2013, the total returns of the Feeder Fund and MSCI World Index were, respectively, 11.14% and 8.00% for the trailing 3 months, 18.99% and 16.83% for the trailing 6 months, 25.64% and 26.68% for the trailing one-year, 14.89% and 21.13% for the trailing two-years (annualized) and 13.49% and 22.50% since inception (annualized).

MORGAN CREEK CAPITAL MANAGEMENT, LLC | ANNUAL REPORT TO STOCKHOLDERS	28

Global Equity Long/Short Master Fund
(A Delaware Statutory Trust)

Approval of Investment Management Agreement (Unaudited) (continued)

The Board recognized a number of factors that contributed to the difference in performance of the Feeder Fund compared to its peer funds including the fact that many funds in the peer group could be characterized as being more “market directional,” while many of the underlying funds that the Master Fund owns utilize hedging strategies or strategies that perform better when markets are less one directional. The Board noted the strong, upward performance of global equity markets over the relative periods. The Board also noted that certain funds in the peer group that had better performance also had higher levels of volatility than the Master Fund. The Board further noted the challenges of finding a statistically significant sample size of peer funds with long/short strategies that are similar to the Funds, noting that the managers of such funds differ in terms of style, structure and sector focus.

Management Fees and Total Expense Ratios. The Board discussed with the Adviser the level of the advisory fee for the Master Fund relative to comparable funds as determined by Lipper noting that the advisory fee is charged only at the Master Fund level. In addition to the management fee, the Board also reviewed the Feeder Fund’s total expense ratio. The Board noted that the fees were within range of competitor products. The Board found that the 1.08% management fee charged to the Master Fund was slightly higher than the average (1.063%) but slightly lower than the median management fee (1.096%) for all peer funds for the year ended on December 31, 2013. The Board found that the total expenses, which were 1.350% for the Funds for the fiscal year ended on December 31, 2013, were slightly lower than the average total expenses (1.377%) and median total expenses (1.412%) of the peer group for the same period. Out of the 18 funds in the peer group, the Funds’ total expenses ranked eighth for the fiscal year ended December 31, 2013. The Board further noted that Morgan Creek continues to currently waive a significant percentage of its management fee and employs an expense cap to reduce costs to shareholders. Since the Funds are relatively new, the Board also took into account the fact that their assets are smaller than a number of the peer group funds, which results in their costs being relatively higher than larger funds.

Costs of Services and Potential Profits. In analyzing the cost of services and profitability of Morgan Creek, the Board considered the revenues earned and expenses incurred by Morgan Creek. As to profits realized by Morgan Creek, the Board reviewed information regarding its income and expenses related to the management and operation of the Funds. The Board concluded that Morgan Creek has adequate resources to fulfill its responsibilities under the Agreements. The Board noted that to date the Adviser has not been profitable with respect to the Funds.

Economies of Scale. The Trustees considered the existence of any economies of scale in the provision of services by the Advisers and whether those economies were shared with the Funds through breakpoints in their management fees or other means, such as expense caps or fee waivers. The Trustees noted that the assets of the Master Fund were still too small to meaningfully consider economies of scale and the necessity of breakpoints. Nevertheless, the Board recognized that the Funds benefited and will continue to benefit from expense caps and fee waivers with respect to its management fees.

Fall-Out Benefits. The Board concluded that other benefits derived by Morgan Creek from its relationship with the Funds, to the extent such benefits are identifiable or determinable, are reasonable and fair, result from the provision of appropriate services to the Funds and investors therein, and are consistent with industry practice and the best interests of the Funds and the shareholders of the Feeder Fund.

MORGAN CREEK CAPITAL MANAGEMENT, LLC | ANNUAL REPORT TO STOCKHOLDERS	29

Global Equity Long/Short Master Fund
(A Delaware Statutory Trust)

Approval of Investment Management Agreement (Unaudited) (continued)

Nature, Extent and Quality of Services. The Independent Trustees reviewed and considered the nature, extent and quality of the services provided by Morgan Creek and found them to be of high-quality and in the best interests of the Funds. The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of Morgan Creek who provide the administrative and advisory services to the Funds. The Trustees also concluded that Morgan Creek continues to make a significant entrepreneurial commitment to the management and success of the Funds.

Conclusion. The Independent Trustees concluded that Morgan Creek is a highly experienced investment manager and its key personnel have sufficient expertise necessary to continue to serve as investment adviser to the Funds. The Independent Trustees also concluded that the Funds’ expense ratios and profitability to Morgan Creek of managing the Funds were reasonable, and that economies of scale were not a significant factor in their thinking at this time as the Funds are relatively small in terms of assets. The Independent Trustees did not view the potential profitability of ancillary services as material to their decision. On the basis of the foregoing and without assigning particular weight to any single conclusion, the Independent Trustees determined to recommend the approval of the Investment Management Agreements to the full Board.

MORGAN CREEK CAPITAL MANAGEMENT, LLC | ANNUAL REPORT TO STOCKHOLDERS	30

Global Equity Long/Short Master Fund
(A Delaware Statutory Trust)

Global Equity Long/Short Master Fund
301 West Barbee Chapel Road, Suite 200
Chapel Hill, NC 27517

Trustees
William C. Blackman
Michael S. McDonald
Sean S. Moghavem
Mark W. Yusko
Michael Hennessy

Officers
Mark B. Vannoy
Taylor Thurman
David K. James

Advisor
Morgan Creek Capital Management, LLC
301 West Barbee Chapel Road, Suite 200
Chapel Hill, NC 27517

Administrator, Custodian, Fund Accounting Agent and Transfer Agent
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111

Independent Registered Public Accounting Firm
Ernst & Young LLP
5 Times Square
New York, NY 10036

Legal Counsel
Seward & Kissel LLP
901 K Street N.W., Suite 800
Washington, D.C. 20001

MORGAN CREEK CAPITAL MANAGEMENT, LLC | ANNUAL REPORT TO STOCKHOLDERS	31

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Item 2.  Code of Ethics.

(a)        Global Equity Long/Short Master Fund (“Master Fund”), has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer.  A copy of the Fund’s Code of Ethics is attached as exhibit 12(a)(1) to this Form N-CSR.

(c)        There have been no amendments during the period covered by this report to a provision of the code of ethics that applies to the Master Fund’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Master Fund or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item.

(d)        The Master Fund has not granted any waivers during the period covered by this report, including an implicit waiver, from a provision of the code of ethics that applies to the Master Fund’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Master Fund or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item.

Item 3.  Audit Committee Financial Expert.

(a)	(1) The Board of Trustees of the Master Fund (the “Board”) has determined that the Master Fund has at least one audit committee financial expert serving on the audit committee.

(a)	(2) The audit committee financial expert is William Blackman. Mr. Blackman has been deemed to be “independent” as that term is defined in Item 3(a)(2) of Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

(a)        Audit Fees. The aggregate Audit Fees of the Master Fund’s independent public accountant for professional services rendered for the audit of the Master Fund’s annual financial statements, or services that are normally provided in connection with statutory and regulatory filings or engagements for the fiscal year ended March 31, 2013 were $78,000 and for the fiscal year March 31, 2014 were $81,000.

(b)        Audit-Related Fees. The aggregate Audit-Related Fees of the Master Fund’s independent public accountant for assurances and related services that are reasonably related to the performance of the audit or review of the Master Fund’s financial statements and are not reported as Audit Fees, which included the review of financial information contained within registration statement filings conduced on behalf of the Master Fund, as cited within paragraph (e)(2) of this Item, for the fiscal year ended March 31, 2013 were $3,334 and for the fiscal year March 31, 2014 were $6,600.

(c)        Tax Fees. The aggregate Tax Fees of the Master Fund’s independent public accountant for professional services rendered for tax compliance, tax advice, and tax planning services, which included the review of federal and state income tax returns and the review of the federal excise tax returns, for the fiscal year ended March 31, 2013 were $9,500 and for the fiscal year March 31, 2014 were $10,000.

Fees included in the Tax Fees category comprise all services performed by professional staff in the independent public accountant’s tax division except those services related to the audit.

(d)        All Other Fees. The aggregate Other Fees of the Master Fund’s independent public accountant for all other non-audit services rendered to the Master Fund for the fiscal year ended March 31, 2013 were $0 and for the fiscal year March 31, 2014 were $0.

(e)(1)    Pursuant to the Master Fund’s Audit Committee Charter, the Audit Committee shall evaluate the independence of the independent public accountant.  Specifically, the Audit Committee will be responsible for evaluating the provision of non-audit services to be provided to the registrant as required by Section 201 of the Sarbanes-Oxley Act of 2002, as amended (the “Sarbanes-Oxley Act”), any pre-approval requests submitted by the independent public accountant as required by Section 202 of the Sarbanes-Oxley Act or as otherwise required under Section 2-01 of Regulation S-X, and shall monitor the conflict of interest requirements in Section 206 of the Sarbanes-Oxley Act, and the prohibitions on improper influence on the conduct of audits in section 303 of the Sarbanes-Oxley Act. The Audit Committee shall pre-approve any engagement of the independent public accountant to provide any services (other than prohibited non-audit services) including the fees and compensation to be paid to the independent public accountant.

(e)(2)    There were no pre-approval requirements waived for the services provided to the Master Fund described in paragraphs (b)-(d) of Item 4 by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.  There were no fees billed for services provided to Morgan Creek Capital Management, LLC, the investment adviser to the Master Fund (the “Advisor”), described in paragraphs (b)-(d) of Item 4 that were required to be pre-approved by the Audit Committee as described in paragraph (e)(1) of Item 4.

(f)	Not applicable.

(g)        The aggregate non-audit fees billed by the Master Fund’s accountant for services rendered to the Master Fund, and rendered to the Advisor (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the Advisor that provides ongoing services to the Master Fund for each of the last two fiscal years of Fund, was $0.

(h)        The Master Fund’s Audit Committee has considered the provision of non-audit services that were rendered by the independent public accountant to the Advisor and the Advisor’s affiliates, including, if applicable, any that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, to be compatible with maintaining the independence of the accountant, taking into account representations from the principal auditor, in accordance with Independence Standards Board requirements and the meaning of the securities laws administered by the U.S. Securities and Exchange Commission (“SEC”), regarding its independence from the registrant, its investment adviser and the adviser’s affiliates.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Schedule of Investments.

(a)	Schedule of Investments is included as part of Item 1.

(b)	Not applicable.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Investment Companies.

The Master Fund has delegated to its Advisor the voting of proxies relating to the registrant's portfolio securities. The policies and procedures used by the Advisor to determine how to vote proxies relating to the Master Fund's portfolio securities, including the procedures used when a vote presents a conflict of interest involving the Advisor or any of its affiliates, are contained in the Advisor Proxy Voting Guidelines, which are attached hereto as Exhibit 12(a)(4).

Item 8.  Portfolio Managers of Closed-End Management Investment Company.

(a)(1)	As of March 31, 2014, the portfolio manager of the Master Fund is:

Mark W. Yusko
Chief Investment Officer and Chief Executive Officer
Portfolio Manager
Investment experience: 20 years

Mr. Yusko is Chief Investment Officer and Chief Executive Officer of the Advisor since July 2004. Prior to forming the Advisor, Mr. Yusko was President and Chief Investment Officer of UNC Management Company, LLC, the endowment investment office for the University of North Carolina at Chapel Hill, from 1998 to 2004.  Previously, he was the Senior Investment Director for the University of Notre Dame Investment Office.  He holds an M.B.A. from the University of Chicago and a B.S. in biology and chemistry from the University of Notre Dame.

(a)(2)    The Portfolio Manager, who is primarily responsible for the day-to-day management of  Morgan Creek Global Equity Long/Short Institutional Fund (the “Feeder Fund”), the Master Fund, and the Morgan Creek Series Trust (together with the Feeder Fund and the Master Fund, the “Fund Complex”), also manages other pooled investment vehicles and other accounts, as indicated below. The following tables identify, as of March 31, 2014: (i) the number of other pooled investment vehicles and other accounts managed by the Portfolio Manager and the total assets of such vehicles and accounts; and (ii) the number and total assets of such vehicles and accounts with respect to which the advisory fee is based on performance.

	Registered Investment Companies Managed by Portfolio Manager		Pooled Investment Vehicles Managed by Portfolio Manager		Other Accounts Managed by Portfolio Manager
Name of Portfolio Manager	Number	Total Assets (billions)	Number	Total Assets (billions)	Number	Total Assets (billions)
Mark W. Yusko	7	$1.2	33	$1.4	14	$14	(1)

	Registered Investment Companies Managed by Portfolio Manager		Pooled Investment Vehicles Managed by Portfolio Manager		Other Accounts Managed by Portfolio Manager
Name of Portfolio Manager	Number with Performance- Based Fees	Total Assets with Performance- Based Fees	Number with Performance- Based Fees	Total Assets with Performance- Based Fees	Number with Performance- Based Fees	Total Assets with Performance- Based Fees
Mark W. Yusko	5	$1.1	28	$1.4	9	$0.5	(1)

(1)
Mr. Yusko serves as the principal executive officer of Morgan Creek Capital Management, LLC and is a member of the investment committee of the Hatteras Core Alternatives Fund. $300 million included in Total Assets of Pooled Investment Vehicles Managed is also included in Total Assets of Other Accounts Managed by the Portfolio Manager.

Conflicts of Interest:

The Advisor engages in other activities including managing the assets of various private funds and institutional accounts. In the ordinary course of business, the Advisor engages in activities in which the Advisor's interests or the interests of its clients may conflict with the interests of the Master Fund or its shareholders. The discussion below sets out such conflicts of interest that may arise; conflicts of interest not described below may also exist. The Advisor can give no assurance that any conflicts of interest will be resolved in favor of the Master Fund or its shareholders.

The Portfolio Manager is responsible for managing other accounts, including proprietary accounts, separate accounts and other pooled investment vehicles, including unregistered hedge funds and funds of hedge funds. The Portfolio Manager may manage separate accounts and other pooled investment vehicles that may have materially higher, lower or different fee arrangements than the Master Fund and may also be subject to performance-based fees. The side-by-side management of these separate accounts and/or pooled investment vehicles may raise potential conflicts of interest relating to cross trading and the allocation of investment opportunities.

Transactions by the Advisor — The Advisor may pursue acquisitions of assets and businesses and identification of an investment opportunity in connection with its existing businesses or a new line of business without first offering the opportunity to the Master Fund. Such an opportunity could include a business that competes with the Master Fund or a Portfolio Fund in which the Master Fund has invested or proposes to invest.

From time to time, the Advisor may pursue the development of investment managers who will manage private investment funds that would otherwise qualify as investments for the Master Fund. Due to the conflicts of interest involved and in accordance with applicable law, the Advisor will not make any investment for the Master Fund in any Portfolio Fund that is managed by an affiliate of the Advisor. Accordingly, there may be investments that are unavailable to the Master Fund due to the manager's affiliation with the Advisor. Further, in the event that the Advisor acquires a business or investment manager that is a manager of any Portfolio Fund, the Advisor may need to liquidate any investment by the Master Fund in a Portfolio Fund managed by such affiliated investment manager.

In addition, the Advisor may have other relationships with Portfolio Funds or Managers which may not result in the Advisor directly or indirectly controlling, being controlled by, or being under common control with, such Portfolio Funds or Managers. These relationships may include distribution or intermediary relationships with Portfolio Funds, strategic or principal investments in Portfolio Funds or their Managers, or other contractual relationships. To the extent permitted by applicable law, it is possible that the Master Fund may invest in one or more such Portfolio Funds or with one or more such Managers. In such circumstances, the management fee and the incentive fee charged by any such Portfolio Fund or Manager may still apply.

The Advisor's Asset Management Activities — The Advisor conducts a variety of asset management activities, including sponsoring unregistered investment funds. Those activities also include managing assets of employee benefit plans that are subject to ERISA and related regulations. The Advisor's investment management activities may present conflicts if the Master Fund and these other investment or pension funds either compete for the same investment opportunity or pursue investment strategies counter to each other.

Voting Rights in Portfolio Funds — From time to time, a Portfolio Fund may seek the approval or consent of its investors in connection with certain matters relating to the Portfolio Fund. In such a case, the Advisor has the right to vote in its sole discretion the Master Fund’s interest in the Portfolio Fund. The Advisor considers only those matters it considers appropriate in taking action with respect to the approval or consent of the particular matter. Business relationships may exist between the Advisor and its affiliates, on the one hand, and the Managers and affiliates of the Portfolio Funds, on the other hand, other than as a result of the Master Fund’s investment in a Portfolio Fund. As a result of these existing business relationships, the Advisor may face a conflict of interest acting on behalf of the Master Fund and its shareholders.

Portfolio Funds may, consistent with applicable law, not disclose the contents of their portfolios. This lack of transparency may make it difficult for the Advisor to monitor whether holdings of the Portfolio Funds cause the Master Fund to be above specified levels of ownership in certain asset classes. To avoid adverse regulatory consequences in such a case, the Master Fund may need to hold their interest in a Portfolio Fund in non-voting form. Additionally, in order to avoid becoming subject to certain prohibitions under the Investment Company Act of 1940, as amended (“1940 Act”), with respect to affiliated transactions, the Master Fund intends to own less than 5% of the voting securities of each Portfolio Fund. This limitation on owning voting securities is intended to ensure that a Portfolio Fund is not deemed an "affiliated person" of the Master Fund for purposes of the 1940 Act, which may, among other things, potentially impose limits on transactions with the Portfolio Funds, both by the Master Fund and other clients of the Advisor. To limit their voting interest in certain Portfolio Funds, the Master Fund may enter into contractual arrangements under which the Master Fund irrevocably waives its rights (if any) to vote their interest in a Portfolio Fund. The Master Fund will not receive any consideration in return for entering into a voting waiver arrangement. Other Portfolio Funds or accounts managed by the Advisor may also waive their voting rights in a particular Portfolio Fund. Subject to the oversight of the Master Fund’s Board, the Advisor will decide whether to waive such voting rights and, in making these decisions, will consider the amounts (if any) invested by the Advisor in the particular Portfolio Fund. These voting waiver arrangements may increase the ability of the Master Fund to invest in certain Portfolio Funds. However, to the extent the Master Fund contractually foregoes the right to vote the securities of a Portfolio Fund, the Master Fund will not be able to vote on matters that require the approval of the interestholders of the Portfolio Fund, including matters adverse to the Master Fund's interests. This restriction could diminish the influence of the Master Fund in a Portfolio Fund, as compared to other investors in the Portfolio Fund (which could include other Portfolio Funds or accounts managed by the Advisor, if they do not waive their voting rights in the Portfolio Fund), and adversely affect the Master Fund’s investment in the Portfolio Fund, which could result in unpredictable and potentially adverse effects on Master Fund’s shareholders. There are, however, other statutory tests of affiliation (such as on the basis of control), and, therefore, the prohibitions of the 1940 Act with respect to affiliated transactions could apply in some situations where the Master Fund owns less than 5% of the voting securities of a Portfolio Fund. In these circumstances, transactions between the Master Fund and a Portfolio Fund may, among other things, potentially be subject to the prohibitions of Section 17 of the 1940 Act notwithstanding that the Master Fund has entered into a voting waiver arrangement.

Client Relationships — The Advisor and its affiliates may have relationships with sponsors and managers of Portfolio Funds, corporations and institutions. In providing services to its clients and the Master Fund, the Advisor may face conflicts of interest with respect to activities recommended to, or performed for such clients on the one hand, and the Master Fund, the Master Fund’s shareholders, and/or the Portfolio Funds, on the other hand. The Advisor may also face conflicts of interest in connection with any purchase or sale transactions involving an investment by the Master Fund, whether to or from a client of the Advisor, and in connection with the consideration offered by, and obligations of, such client of the Advisor in such transactions. In such cases, the Advisor will owe fiduciary duties to the client of the Advisor that may make the Advisor's interest adverse to that of the Master Fund. In addition, these client relationships may present conflicts of interest in determining whether to offer certain investment opportunities to the Master Fund.

Diverse Membership; Relationships with Shareholders — The Master Fund’s shareholders are expected to include entities organized under U.S. law and in various jurisdictions that may have conflicting investment, tax and other interests with respect to their investments in the Master Fund. The conflicting interests of individual shareholders may relate to or arise from, among other things, the nature of investments made by the Master Fund and/or Portfolio Funds, the structuring of the acquisition of investments of the Master Fund, and the timing of disposition of investments. This structuring of the Master Fund’s investments and other factors may result in different returns being realized by different shareholders. Conflicts of interest may arise in connection with decisions made by the Advisor, including decisions with respect to the nature or structuring of investments, that may be more beneficial for one shareholder than for another shareholder, especially with respect to shareholders' individual tax situations. In selecting Portfolio Funds for the Master Fund, the Advisor considers the investment and tax objectives of the Master Fund as a whole, not the investment, tax or other objectives of any Master Fund shareholder individually.

Brokerage Activities — The Advisor will be authorized to engage in transactions in which it acts as a broker for the Master Fund and for another person on the other side of the transaction. In any such event, the Advisor may receive commissions from, and have a potentially conflicting division of loyalties and responsibilities regarding, both parties to such transactions. The Advisor may also act as agent for the Master Fund, Portfolio Funds and other clients in selling publicly traded securities simultaneously. In such a situation, transactions may be bundled and clients, including the Master Fund, may receive proceeds from sales based on average prices received, which may be lower than the price which could have been received had the Master Fund sold its securities separately from the Advisor's other clients.

Related Funds — Conflicts of interest may arise for the Advisor in connection with certain transactions involving investments by the Master Fund in Portfolio Funds, and investments by other funds advised by the Advisor, or sponsored or managed by the Advisor, in the same Portfolio Funds. Conflicts of interest may also arise in connection with investments in the Master Fund by other funds advised or managed by the Advisor or any of its affiliates. Such conflicts could arise, for example, with respect to the timing, structuring and terms of such investments and the disposition of them. The Advisor or an affiliate may determine that an investment in a Portfolio Fund is appropriate for a particular client or for itself or its officers, directors, principals, members or employees, but that the investment is not appropriate for the Master Fund. Situations also may arise in which the Advisor, one of its affiliates, or the clients of either have made investments that would have been suitable for investment by the Master Fund but, for various reasons, were not pursued by, or available to, the Master Fund. The investment activities of the Advisor, its affiliates and any of their respective officers, directors, principals, members or employees may disadvantage the Master Fund in certain situations if, among other reasons, the investment activities limit the Master Fund’s ability to invest in a particular Portfolio Fund.

Management of the Funds — Personnel of the Advisor or its affiliates will devote such time as the Advisor, the Master Fund and its affiliates, in their discretion, deem necessary to carry out the operations of the Master Fund effectively. Officers, principals, and employees of the Advisor and its affiliates will also work on other projects for the Advisor and its other affiliates (including other clients served by the Advisor and its affiliates) and conflicts of interest may arise in allocating management time, services or functions among the affiliates. The Advisor has a fiduciary responsibility to manage all client accounts in a fair and equitable manner. The Advisor seeks to provide best execution of all securities transactions and to allocate investments to client accounts in a fair and timely manner. To this end, the Advisor has developed policies and procedures designed to mitigate and manage the potential conflicts of interest that may arise from side-by-side management.

Compensation:

Mr. Mark W. Yusko has significant day-to-day duties in the management of the Feeder Funds and the Master Fund, including providing analysis and recommendations on asset allocation and Portfolio Fund selection. Mr. Yusko owns equity interests in the Advisor, which pays him a base salary and he may receive a bonus, and the Advisor is obligated to make distributions of profits to him, as well as the other members, on an annual basis.

Ownership of Securities:  The following table sets forth, for the portfolio manager, the aggregate dollar range of the registrant's equity securities beneficially owned as of March 31, 2014.

Portfolio Manager	Dollar Range of Fund Shares Beneficially Owned
Mark. W. Yusko	$0

(b) Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Master Fund’s Board, where those changes were implemented after the Master Fund last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 C.F.R. 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 C.F.R. 240.14a-101)), or this Item.

Item 11.  Controls and Procedures.

(a)        The registrant’s principal executive and principal financial officers have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act are effective, as of a date within 90 days of the filing date of this Form N-CSR based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)        There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s second fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits

(a)(1)	Code of Ethics is attached hereto in response to Item 2(f).

(a)(2)	The certifications required by Rule 30a-2 of the 1940 Act are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Proxy voting policies and procedures of the Fund’s investment adviser are attached hereto in response to Item 7.

(b)	The certifications required by Rule 30a-2(b) of the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

GLOBAL EQUITY LONG/SHORT MASTER FUND

By:	/s/ Mark W. Yusko
Mark W. Yusko
Chairman, President and Trustee

Date:	June 4, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark W. Yusko
Mark W. Yusko
Chairman, President and Trustee

Date:	June 4, 2014

By:	/s/ Mark B. Vannoy
Mark B. Vannoy
Treasurer

Date:	June 4, 2014